[graphic omitted]

COLONIAL INTERMEDIATE HIGH INCOME FUND   SEMIANNUAL REPORT

APRIL 30, 1999

                COLONIAL INTERMEDIATE HIGH INCOME FUND HIGHLIGHTS

                        NOVEMBER 1, 1998 - APRIL 30,1999

INVESTMENT OBJECTIVE: Colonial Intermediate High Income Fund seeks high current income and total return by investing primarily in lower-rated corporate debt securities.

THE FUND IS DESIGNED TO OFFER:
  |X|  High monthly income potential
  |X|  Attractive long-term total return potential
  |X|  Broad diversification

PORTFOLIO MANAGER COMMENTARY: "Overall, the Fund achieved strong performance during the six-month period. Our biggest gains were in telecommunications, cable, energy and steel. Particularly in the first quarter of 1999, consolidation in the cable sector helped boost performance. Comcast (1.37% of total net assets) is one holding that benefited from this trend. Bonds in the energy sector also rallied strongly in response to a substantial runup in oil and natural gas prices. Going forward, we believe the U.S. economy will remain strong, certainly for the near term. Strong economic growth, combined with favorable demand for high-yield bonds, should enable high-yield bonds to offer attractive yields relative to U.S. Treasurys." -Carl Ericson

               COLONIAL INTERMEDIATE HIGH INCOME FUND PERFORMANCE
         Six-month distributions declared per share           $0.361
--------------------------------------------------------------------------------
                                                NAV                 MARKET PRICE
--------------------------------------------------------------------------------
     Six-month total return, assuming
     reinvestment of all distributions         13.27%                  0.79%
     Price per share on 4/30/99                $6.65                   $6.50

TOP CORPORATE ISSUERS(1)                   TOP FIVE SECTORS(1)
------------------------------------       ------------------------------------
1. NTL, Inc.                     4.1%      1. Manufacturing               15.9%
2. Adelphia Communication        2.8%      2. Telecommunications          15.9%
3. CSC Holdings, Inc.            2.7%      3. Cable                       11.6%
4. Nextel Comm                   2.7%      4. Metals                       8.2%
5. Riverwood International       2.2%      5. Services                     7.6%

(1) Corporate issuers are calculated as a percent of total investments including short-term investments. Sectors are calculated as a percent of total portfolio adjusted for leverage. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold securities of these issuers or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

I'm pleased to present the semiannual report for Colonial Intermediate High Income Fund for the six-month period ending April 30, 1999.

The high-yield market was in a period of transition over the past six months. The "flight to quality" during the fall of 1998 had a residual effect on high-yield bond prices through the final months of 1998. Lingering concerns about the global economy and the ability of U.S. companies to maintain earnings hampered the performance of high-yield bonds. However, in early 1999, a visibly strong U.S. economy reduced investors' concerns about overseas events and the direction of the U.S. economy. As a result, investor sentiment toward high-yield bonds shifted in a positive direction, driving prices upward during February, March and April.

Colonial's philosophy in managing high-yield investments has continued to serve investors well. By maintaining a well-diversified portfolio, performing diligent credit research, and avoiding emerging-market debt, the Fund seeks to reduce risk and increase reward potential for shareholders. For the six-month period ending April 30, 1999, the Fund performed in the top half of its peer group.(1)

As always, we thank you for choosing Colonial Intermediate High Income Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    June 15, 1999

(1) Source: Lipper, Inc. Lipper rankings are based on the Lipper High Current Yield Funds (Leveraged) category. The Fund's ranking for the six-month period is in the 2nd quartile (rated 11 out of 26 funds), in the 1st quartile for the one-year period (rated 3 out of 21 funds), in the 1st quartile for the five-year period (rated 3 out of 17 funds) and in the 3rd quartile for the 10-year period (rated 9 out of 13 funds). Rankings do not include any sales charges. Past performance cannot guarantee future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described herein will continue or come to pass.

                             INVESTMENT PORTFOLIO
                   APRIL 30, 1999 (UNAUDITED, IN THOUSANDS)

CORPORATE FIXED INCOME
BONDS & NOTES (a) - 93.7%                                     PAR       VALUE
------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
   BUILDING CONSTRUCTION
   Nortek, Inc.,
                           8.875%   08/01/08 (b)          $   300    $    310
                                                                     --------
 ..............................................................................
MANUFACTURING - 36.6%
   CHEMICALS & ALLIED PRODUCTS - 4.4%
   ClimaChem, Inc.,
                          10.750%   12/01/07                  500         491
   General Chemical Industries, Inc.,
                          10.625%   05/01/09 (b)              750         767
   Huntsman Corp.,
                           9.500%   07/01/07 (b)              500         490
   HydroChem Industrial Services, Inc.,
                          10.375%   08/01/07                  490         431
   PCI Chemicals Canada, Inc.,
                           9.250%   10/15/07                1,000         800
   Sterling Chemicals, Inc.,
                          11.750%   08/15/06                1,500       1,410
   Texas Petrochemical Corp.,
                          11.125%   07/01/06                2,000       1,740
   Trans Resources, Inc.,
                          10.750%   03/15/08                1,000         990
     stepped coupon,  (12.000% 03/01/03)
                          (c)       03/15/08                1,000         515
                                                                     --------
                                                                        7,634
                                                                     --------
   ELECTRONIC & ELECTRICAL EQUIPMENT - 0.7%
   Amphenol Corp.,
                           9.875%   05/15/07                1,225       1,277
                                                                     --------
   FABRICATED METAL - 2.4%
   Earle M. Jorgensen & Co.,
                           9.500%   04/01/05                1,500       1,395
   Euramax International, PLC,
                          11.250%   10/01/06                1,500       1,590
   US Can Corp.,
                          10.125%   10/15/06                1,000       1,065
                                                                     --------
                                                                        4,050
                                                                     --------
   FOOD & KINDRED PRODUCTS - 1.6%
   Chattem, Inc.,
                           8.875%   04/01/08                1,000       1,013

   Chiquita Brands International, Inc.,
                          10.250%   11/01/06                1,000       1,057
   New World Pasta Co.,
                           9.250%   02/15/09 (b)              250         254
   Pilgrim's Pride Corp.,
                          10.875%   08/01/03                  450         463
                                                                     --------
                                                                        2,787
                                                                     --------
   MACHINERY & COMPUTER EQUIPMENT - 0.8%
   IMO Industries, Inc.,
                          11.750%   05/01/06                1,370       1,438
                                                                     --------
   MEASURING & ANALYZING INSTRUMENTS - 0.7%
   Envirosource, Inc.,
                           9.750%   06/15/03                2,000       1,200
                                                                     --------
   MISCELLANEOUS MANUFACTURING - 8.7%
   Alliance Laundry Systems L.L.C.,
                           9.625%   05/01/08 (b)            1,000         950
   Associated Materials, Inc.,
                           9.250%   03/01/08                  500         510
   Eagle-Picher Industries, Inc.,
                           9.375%   03/01/08                2,000       1,970
   ISG Resources, Inc.,
                          10.000%   04/15/08                1,000       1,023
   Moll Industries, Inc.,
                          10.500%   07/01/08                1,500       1,313
   Newcor, Inc.,
                           9.875%   03/01/08                1,270       1,197
   Shop Vac Corp.,
                          10.625%   09/01/03                1,000       1,087
   Simmons Co.,
                          10.250%   03/15/09 (b)              750         784
   Special Devices, Inc.,
                          11.375%   12/15/08 (b)            1,000       1,015
   Tokheim Corp.,
                          11.375%   08/01/08 (b)            1,000       1,005
   Tekni-Plex, Inc.,
                           9.250%   03/01/08                1,500       1,537
   Thermadyne Holdings Corp.,
                           9.875%   06/01/08                2,000       1,910
   Werner Holding Co.,
                          10.000%   11/15/07                  750         767
                                                                     --------
                                                                       15,068
                                                                     --------
   PAPER PRODUCTS - 5.8%
   Gaylord Container Corp.,
                           9.750%   06/15/07                2,000       1,940
   Repap New Brunswick, Inc.,
                          10.625%   04/15/05                3,500       2,914
   Riverwood International Corp.:
                          10.625%   08/01/07                  500         522
                          10.875%   04/01/08                3,500       3,439
   Stone Container Corp.,
                          12.250%   04/01/02                1,250       1,256
                                                                     --------
                                                                       10,071
                                                                     --------
   PRIMARY METAL - 6.2%
   Algoma Steel, Inc.,
                          12.375%   07/15/05                  500         502
   Bayou Steel Corp.,
                           9.500%   05/15/08                1,000         997
   Kaiser Aluminum & Chemcial Corp.,
                          10.875%   10/15/06                2,000       2,080
   Keystone Consolidated Industries, Inc.,
                           9.625%   08/01/07                1,500       1,478
   Northwestern Steel and Wire Co.,
                           9.500%   06/15/01                1,000         680
   Renco Metals, Inc.,
                          11.500%   07/01/03                  500         521
   WCI Steel Inc.,
                          10.000%   12/01/04                2,250       2,351
   Wheeling-Pittsburgh Corp.,
                           9.250%   11/15/07                2,000       2,000
                                                                     --------
                                                                       10,609
                                                                     --------
   PRINTING & PUBLISHING - 1.6%
   American Lawyer Media, Inc.,
                           9.750%   12/15/07                2,000       2,075
     stepped coupon,  (12.250% 12/15/02)
                          (c)       12/15/08                1,000         660
                                                                     --------
                                                                        2,735
                                                                     --------
   RUBBER & PLASTIC - 0.9%
   Burke Industries, Inc.,
                          10.000%   08/15/07                2,000       1,600
                                                                     --------
   STONE, CLAY, GLASS & CONCRETE - 0.3%
   Anchor Glass Container Corp.,
                          11.250%   04/01/05                  500         526
                                                                     --------
   TEXTILE MILL PRODUCTS - 0.1%
   Collins & Aikman Products Co.,
                          10.000%   01/15/07                  100         104
                                                                     --------
   TRANSPORTATION EQUIPMENT - 2.4%
   Dura Operating Corp.,
                           9.000%    05/01/09 (b)             500         509
   Johnstown America Industries, Inc.,
                          11.750%   08/15/05                1,000       1,085
   LDM Technologies, Inc.,
                          10.750%   01/15/07                2,500       2,587
                                                                     --------
                                                                        4,181
                                                                     --------
 ..............................................................................
MINING & ENERGY - 6.5%
   COAL MINING - 0.6%
   AEI Resources, Inc.,
                          10.500%   12/15/05                1,000       1,015
                                                                     --------
   OIL & GAS EXTRACTION - 4.7%
   Belden & Blake Corp.,
                           9.875%   06/15/07                1,700       1,292
   HS Resources, Inc.,
                           9.250%   11/15/06                1,500       1,515
   Magnum Hunter Resources, Inc.,
                          10.000%   06/01/07                  750         683
   Mariner Energy, Inc.,
                          10.500%   08/01/06                1,500       1,350
   Ocean Energy, Inc.,
                          10.375%   10/15/05                1,610       1,727
   Petsec Energy, Inc.,
                           9.500%   06/15/07                2,000       1,020
   Pride Petroleum Services, Inc.,
                           9.375%   05/01/07                  500         497
                                                                     --------
                                                                        8,084
                                                                     --------
   OIL & GAS FIELD SERVICES - 1.2%
   Chile Offshore Corp.,
                          10.000%   05/01/08                1,500       1,125
   Pool Energy Services Co.,
                           8.625%   04/01/08                  500         505
   RBF Finance Corp.,
                          11.000%   03/15/06 (b)              500         525
                                                                     --------
                                                                        2,155
                                                                     --------
 ..............................................................................
RETAIL TRADE - 3.7%
   FOOD STORES - 2.9%
   Pathmark Stores, Inc.,
                           9.625%   05/01/03                3,000       3,086
   Richmont Marketing Specialists, Inc.,
                          10.125%   12/15/07 (b)            1,000         860
   Star Markets Co.,
                          13.000%   11/01/04                1,000       1,093
                                                                     --------
                                                                        5,039
                                                                     --------
   MISCELLANEOUS RETAIL - 0.8%
   MTS, Inc.,
                           9.375%   05/01/05                1,500       1,372
                                                                     --------

 ..............................................................................
SERVICES - 7.9%
   AMUSEMENT & RECREATION - 3.0%
   Coast Hotels and Casino, Inc.,
                           9.500%   04/01/09 (b)            1,000       1,023
   Hollywood Park, Inc.,
                           9.500%   08/01/07                1,000       1,045
   Horseshoe Gaming, L.L.C.,
                           9.375%   06/15/07                1,000       1,040
   Regal Cinemas, Inc.,
                           9.500%   06/01/08                2,000       1,990
                                                                     --------
                                                                        5,098
                                                                     --------
   BUSINESS SERVICES - 2.1%
   Interep National Radio Sales, Inc.,
                          10.000%   07/01/08                1,500       1,560
   Loral Space and Communications Ltd.,
                           9.500%   01/15/06 (b)              500         485
   PSINet, Inc.,
                          10.000%   02/15/05                1,500       1,583
                                                                     --------
                                                                        3,628
                                                                     --------
   HOTELS, CAMPS & LODGING - 1.2%
   Eldorado Resorts L.L.C.,
                          10.500%   08/15/06                2,005       2,105
                                                                     --------
   OTHER SERVICES - 1.2%
   Borg-Warner Security Corp.,
                           9.625%   03/15/07                1,500       1,515
   Intertek Finance, PLC,
                          10.250%   11/01/06                  500         488
                                                                     --------
                                                                        2,003
                                                                     --------
   PERSONAL SERVICES - 0.4%
   Williams Scotsman, Inc.,
                           9.875%   06/01/07                  750         778
                                                                     --------
 ..............................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 38.2%
   AIR TRANSPORTATION - 1.6%
   Trans World Airlines, Inc.,
                          11.375%   03/01/06                1,000         480
   U.S. Air, Inc.,
                          10.375%   03/01/13                2,000       2,210
                                                                     --------
                                                                        2,690
                                                                     --------
   BROADCASTING - 3.7%
   Allbritton Communications Co.,
                           9.750%   11/30/07                2,000       2,140
   Fox Family Worldwide, Inc.,
                           9.250%   11/01/07                1,000         972
   LIN Holdings Corp.,
     stepped coupon,  (10.000% 03/01/03)
                          (c)       03/01/08                2,500       1,738
   Young Broadcasting Corp.,
                          11.750%   11/15/04                1,500       1,609
                                                                     --------
                                                                        6,459
                                                                     --------
   CABLE - 12.0%
   Avalon Cable Holdings L.L.C.:
                           9.375%   12/01/08 (b)              250         265
     stepped coupon,  (11.875% 12/01/03)
                          (c)       12/01/08 (b)            2,000       1,355
   Adelphia Communications Corp.,
                           9.875%   03/01/07                3,500       3,868
   Charter Communications Holdings, L.L.C.,
     stepped coupon,  (9.920% 04/01/04)
                          (c)       04/01/11 (b)            1,500         992
   Century Communications Corp.,
                          (d)       01/15/08                  615         292
   Comcast UK Cable Partners Ltd.,
     stepped coupon,  (11.200% 11/15/00)
                          (c)       11/15/07                2,000       1,840
   Diamond Cable Co.,
     stepped coupon,  (10.750% 02/15/02)
                          (c)       02/15/07                3,000       2,426
   Echostar Communications Corp.,
                           9.250%   02/01/06 (b)            2,000       2,090
   FrontierVision Holdings L.P.,
     stepped coupon,  (11.875% 09/15/01)
                          (c)       09/15/07                2,000       1,765
   Northland Cable Television, Inc.,
                          10.250%   11/15/07                2,250       2,430

   Renaissance Media Group,
     stepped coupon,  (10.000% 04/15/03)
                          (c)       04/15/08                  875         630
   Shop At Home, Inc.,
                          11.000%   04/01/05                  500         525
   Telewest Communication PLC,
     stepped coupon,  (11.000% 10/01/00)
                          (c)       10/01/07                2,500       2,231
                                                                     --------
                                                                       20,709
                                                                     --------
   COMMUNICATIONS - 3.5%
   Call-Net Enterprises, Inc.,
                           8.000%   08/15/08                1,000         990
   Centennial Cellular Corp.,
                          10.750%  12/15/08 (b)             1,000       1,085
   Microcell Telecommunications, Inc.,
     stepped coupon,  (14.000% 12/01/01)
                          (c)       06/01/06                1,000         840
   OnePoint Communications Corp.,
                          14.500%   06/01/08 (b)            1,000         510
   Price Communications Wireless, Inc., PIK,
                          11.250%   08/15/08                1,035       1,061
   Spectrasite Holdings, Inc.,
     stepped coupon,  (11.250% 04/15/04)
                          (c)       04/15/09 (b)              850         495
   Time Warner Telecom L.L.C.,
                           9.750%   07/15/08                1,000       1,090
                                                                     --------
                                                                        6,071
                                                                     --------
   MOTOR FREIGHT & WAREHOUSING - 0.3%
   MTL, Inc.,
                          10.000%   06/15/06                  500         495
                                                                     --------
   TELECOMMUNICATION - 17.1%
   Arch Escrow Corp.,
                          13.750%   04/15/08 (b)            1,000         950
   Arch Communication Group, Inc.,
                          12.750%   07/01/07                1,000         900
   Carrier1 International, Unit,
                          13.250%   02/15/09 (b)(e)           750         780
   Clearnet Communications, Inc.,
     stepped coupon,  (14.750% 12/15/00)
                          (c)       12/15/05                1,750       1,645
   Hyperion Telecommunications, Inc.,
     stepped coupon,  (13.000% 04/15/01)
                          (c)       04/15/03 (b)            1,000         838
   Intermedia Communications of Florida, Inc.,
     stepped coupon,  (12.500% 05/15/01)
                          (c)       05/15/06                1,000         863
   Level 3 Communications, Inc.,
                           9.125%   05/01/08                1,000       1,020
   Loral Space & Communications Ltd.,
                          11.250%   01/15/07                1,500       1,380
   Metromedia Fiber Network,
                          10.000%   11/15/08 (b)            1,000       1,080
   McLeodUSA, Inc.,
     stepped coupon,  (10.500% 03/01/02)
                          (c)       03/01/07                2,000       1,613
   MetroNet Communications Corp.,
                          12.000%  08/15/07                   250         300
   Metrocall, Inc.,
                          10.375%   10/01/07                1,000         873
                          11.000%   09/15/08 (b)            1,000         875
   NTL, Inc.:
     stepped coupon,  (9.750% 04/01/03)                     2,750       1,966
                          (c)       04/01/08
                          11.500%   10/01/08 (b)            1,000       1,127
   Nextel Communications, Inc.:
     stepped coupon,  (9.750% 10/31/02)
                          (c)       10/31/07                1,000         770
     stepped coupon,  (9.950% 02/15/03)
                          (c)       02/15/08                2,000       1,525
   Nextel International, Inc.,
     stepped coupon,  (12.125% 04/15/03)
                          (c)       04/15/08                  625         342
   Price Communications Wireless, Inc.,
                           9.125%   12/15/06                2,000       2,110
   RCN Corp.,
     stepped coupon,  (11.125% 10/15/02)
                          (c)       10/15/07                1,750       1,221
   Rhythms Netconnections,
                          12.750%   04/15/09                  500         497
   Rogers Cantel, Inc.,
                           9.750%   06/01/16                2,000       2,300
   Sprint Spectrum L.P.,
     stepped coupon,  (12.500% 08/15/01)
                          (c)       08/15/06                1,500       1,357
   Telecorp PCS, Inc.,
     stepped coupon,  (11.625% 04/15/04)
                          (c)       04/15/09 (b)            1,750         984
   Verio, Inc.:
                          10.375%   04/01/05                  500         534
                          11.250%   12/01/08 (b)              500         561
   Viatel, Inc.,
                          11.500%   03/15/09 (b)            1,000       1,065
                                                                     --------
                                                                       29,476
                                                                     --------

 ..............................................................................
WHOLESALE TRADE - 0.6%
   NONDURABLE GOODS
   Revlon Consumer Products Corp.,
                           9.000%   11/01/06                1,000       1,013
                                                                     --------
   TOTAL CORPORATE FIXED INCOME
   BONDS & NOTES (cost of $164,950)                                   161,780
                                                                     --------

PREFERRED STOCKS - 6.2%                                    SHARES
------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
   DEPOSITORY INSTITUTIONS
   Cal Fed Bancorp, Inc.,
   9.125%, Series A                                             9         228
                                                                     --------

 ...............................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 6.0%
   BROADCASTING - 0.2%
   PriMedia Inc., 9.200%                                        3         303
                                                                     --------
   CABLE - 3.5%
   Adelphia Communications Corp., 13.000%                      10       1,155
   CSC Holdings Limited:
     11.125% PIK                                               18       2,059
     11.175% PIK                                               24       2,828
                                                                     --------
                                                                        6,042
                                                                     --------
   ELECTRIC SERVICES - 0.3%
   Nextlink Communications, Inc.,
     14.000% PIK                                               10         563
                                                                     --------
   TELECOMMUNICATION - 2.0%
   Concentric Network Corp.,
     13.000% PIK                                                1         599
   Global Crossing Ltd.,
     10.500% PIK                                                8         870
   Nextel Communications, Inc.:
     11.125% PIK                                                1         618
     13.000% PIK                                                1       1,419
                                                                     --------
                                                                        3,506
                                                                     --------
   TOTAL PREFERRED STOCKS (cost of $10,046)                            10,642
                                                                     --------

COMMON STOCKS - 0.1%
------------------------------------------------------------------------------
MINING & ENERGY - 0.0%
   OIL & GAS EXTRACTION
   Pioneer Natural Resources Co.                                8          95
                                                                     --------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 0.1%
   MOTOR FREIGHT & WAREHOUSING - 0.0%
   St. Johnsbury Trucking Co.  (f)(g)                          79           1
   Sun Carriers, Inc.  (f)(g)                                 326           3
                                                                     --------
                                                                            4
                                                                     --------
   TELECOMMUNICATION - 0.1%
   Nextel Communications, Inc. Class A  (f)                     3         127
                                                                     --------

   TOTAL COMMON STOCKS (cost of $1,301)                                   226
                                                                     --------
WARRANTS - 0.0%
------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES
   COMMUNICATIONS
   OnePoint Communications Corp.  (b)                           1           1

   TELECOMMUNICATION
   MetroNet Communications, Inc.  (b)                          (h)         19
                                                                     --------

TOTAL WARRANTS (cost of $2)                                                20
                                                                     --------

TOTAL INVESTMENTS - 100% (cost of $176,299) (i)                       172,668
                                                                     --------

SHORT-TERM OBLIGATIONS                                        PAR
------------------------------------------------------------------------------
   Federal Home Loan Mortgage Co.,
                           4.820%   05/03/99 (j)          $ 2,388       2,387
   Federal National Mortgage Association,
                           5.210%  06/25/99 (j)             4,215       4,182
                                                                     --------

   TOTAL SHORT-TERM OBLIGATIONS                                         6,569
                                                                   -----------

OTHER ASSETS & LIABILITIES, NET                                       (45,298)
------------------------------------------------------------------------------
NET ASSETS                                                           $133,939
                                                                     ========

NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------------------
  (a) Industry classification percentages are based on total investments. Total investments represents 128.9% of the Fund's net assets.
  (b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, the value of these securities amounted to $24,049 or 18.0% of net assets.
  (c) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the fund will begin accruing this rate.
  (d) Zero coupon bond.
  (e) Each unit consists of one senior discount note and one warrant to purchase common stock.
  (f) Non-income producing.
  (g) Represents fair value as determined in good faith under the direction of the Trustees.
  (h) Rounds to less than one.
  (i) Cost for federal income tax purposes is the same.
  (j) Rate represents yield at date of purchase.

                         Acronym                         Name
                      ------------                 ---------------
                           PIK                     Payment-In-Kind


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1999 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $176,299)                                  $ 172,668
Short-term obligations                                                    6,569
                                                                      ---------
                                                                        179,237
Cash                                                    $      1
Receivable for:
  Interest                                                 3,948
  Investments sold                                           474
  Dividends                                                    7
Other                                                          9          4,439
                                                        --------      ---------
     Total Assets                                                       183,676

LIABILITIES
Payable for:
  Distributions                                            1,149
  Interest                                                 1,190
Accrued:
  Deferred Trustees fees                                       3
  Other                                                       95
Notes payable                                             47,300
                                                        --------
     Total Liabilities                                                   49,737
                                                                      ---------

NET ASSETS  at value for 20,155
  shares of beneficial interest outstanding                           $ 133,939
                                                                      =========

Net asset value per share                                             $    6.65
                                                                      =========

COMPOSITION OF NET ASSETS
Capital paid in                                                       $ 167,166
Undistributed net investment income                                         590
Accumulated net realized loss                                           (30,186)
Net unrealized depreciation                                              (3,631)
                                                                      ---------
                                                                      $ 133,939
                                                                      =========


See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 1999
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                             $    8,718
Dividends                                                                   477
                                                                     ----------
                                                                          9,195
EXPENSES
Management fee                                          $    430
Transfer agent                                                29
Bookkeeping fee                                               28
Trustees fee                                                  10
Custodian fee                                                  2
Audit fee                                                     26
Legal fee                                                      2
Reports to shareholders                                        7
Other                                                         49
                                                        --------
   Total operating expenses                                  583
Interest expense                                           1,640          2,223
                                                        --------     ----------
       Net Investment Income                                              6,972
                                                                     ----------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss                                          (1,389)
Change in net unrealized appreciation during
  the period                                               10,736
                                                        ---------
       Net Gain                                                           9,347
                                                                     ----------

Increase in Net Assets from Operations                               $   16,319
                                                                     ==========


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      (Unaudited)
                                                       Six months        Year
                                                         ended          ended
(in thousands)                                          April 30      October 31
                                                      -----------     ----------
INCREASE (DECREASE) IN NET ASSETS                        1999            1998
Operations:
Net investment income                                   $  6,972       $ 11,572
Net realized gain (loss)                                  (1,389)         1,756
Net unrealized appreciation (depreciation)                10,736        (19,132)
                                                        --------       --------
     Net Increase (Decrease) from Operations              16,319         (5,804)
Distributions from net investment income                  (6,885)       (11,513)
Distributions from net realized gains                       (372)             -
                                                        --------       --------
                                                           9,062        (17,317)
Fund share transactions
   Receipts for shares issued in rights offering               -         32,310
   Value of distributions reinvested                         397          1,713
                                                        --------       --------
Net Increase from Fund Share
  Transactions                                               397         34,023
                                                        --------       --------
        Total Increase                                     9,459         16,706
NET ASSETS
   Beginning of period                                   124,480        107,774
                                                        --------       --------
   End of period (including undistributed net
     investment income of $590 and $503,
     respectively)                                      $133,939       $124,480
                                                        --------       --------
NUMBER OF FUND SHARES
Shares issued in rights offering                               -          5,010
Issued for distributions reinvested                           88            239
   Outstanding at
     Beginning of period                                  20,067         14,818
                                                        --------       --------
     End of period                                        20,155         20,067
                                                        ========       ========


See notes to financial statements.

                             STATEMENT OF CASH FLOWS

                                                               (Unaudited)
                                                               Six months
                                                                  ended
(in thousands)                                                  April 30
                                                        -----------------------
INCREASE (DECREASE) IN NET ASSETS                                 1999
                                                        -----------------------
Operations:
Net investment income (a)                               $   5,140
Net decrease in cash from investment activity (b)           1,535
                                                        ---------
     Net decrease from Operations                                         6,675

Distributions from net investment income and realized gains              (6,678)
                                                                      ----------
                                                                             (3)
Cash
   Beginning of period                                                        4
                                                                      ---------
   End of period                                                      $       1
                                                                      =========
Notes to statement of cash flows:
(a)  Reconciliation of net investment income:
       Net investment income per books                  $   6,972
       Net change in assets and liabilities related
        to income and expenses, including net
        accretion and amortization                         (1,832)
                                                        ---------
       Net investment income-cash basis                 $   5,140
                                                        ---------
(b)  Net increase in cash from investment
       activity
      Receipts for investments sold                     $ 382,071
      Cost of investments purchased                      (380,536)
                                                        ---------
                                                        $   1,535
                                                        =========


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1999 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
 ...............................................................................
In the opinion of management of Colonial Intermediate High Income Fund (the
Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ...............................................................................
ORGANIZATION: The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower-rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

STATEMENT OF CASH FLOWS: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at April 30, 1999.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:  Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ...............................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
 ...............................................................................
INVESTMENT ACTIVITY: During the six months ended April 30, 1999, purchases and sales of investments, other than short-term obligations, were $47,372,048 and $45,194,610 respectively.

Unrealized appreciation (depreciation) at April 30, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation              $ 5,452,847
    Gross unrealized depreciation               (9,084,099)
                                               -----------
            Net unrealized depreciation        $(3,631,252)
                                               ===========

Capital loss carryforwards: At October 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                    Year of                     Capital loss
                    expiration                  carryforward
                    ---------                   -------------
                      1999                      $  16,856,000
                      2000                          9,467,000
                      2003                          2,102,000
                                                -------------
                                                $  28,425,000
                                                =============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund may focus its investments in certain industries, sub-jecting it to greater risk than a fund that is more diversified.

NOTE 5.  LOAN AGREEMENT
 ...............................................................................
At April 30, 1999, the Fund had four term loans outstanding with Bank of America Illinois, totaling $47,300,000. A $27,400,000 term loan which bears interest at 7.33% per annum, due June 14, 1999, a $6,900,000 term loan which bears interest at 6.37% per annum, due May 19, 2001, a $9,200,000 term loan which bears interest at 6.26% per annum, due June 29, 2001, and a $3,800,000 revolving loan which bears interest at 6.29375% per annum, due June 30, 1999. The Fund is required to maintain certain asset coverage with respect to the loans.

NOTE 6. RIGHTS OFFERING
 ...............................................................................
In a rights offering commencing May 26, 1998, shareholders exercised rights to purchase 5,010,532 shares at $6.50 per share for proceeds, net of expenses, of approximately $32,000,000.

NOTE 7.  RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)
 ...............................................................................
On April 28, 1999, the Annual Meeting of Shareholders of the Fund was held to elect a Board of Trustees and to ratify the selection of Pricewaterhouse Coopers LLP as independent accountants for the fiscal year ending October
31, 1999. On February 1, 1999, the record date for the Meeting, the Fund had outstanding 20,125,968 shares of beneficial interest. The votes cast at the Meeting were as follows:
                                                               AUTHORITY
                                           FOR                  WITHHELD
                                           ---                  --------
To elect a Board of Trustees:
     Tom Bleasdale                      17,871,797              700,582
     John V. Carberry                   17,873,631              698,748
     Lora S. Collins                    17,875,197              697,182
     Salvatore Macera                   17,875,197              697,182
     John J. Neuhauser                  17,873,631              698,748
     Thomas E. Stitzel                  17,875,197              697,182
     Anne-Lee Verville                  17,873,631              698,748

The Board of Trustees also consists of Robert J. Birnbaum, James E. Grinnell, Richard W. Lowry, William E. Mayer, James L. Moody, and Robert L. Sullivan.

To ratify the selection of PricewaterhouseCoopers LLP for the fiscal year ending October 31, 1999:

          FOR                           AGAINST               ABSTAIN
          ---                           -------               -------
      17,918,488                        484,595               169,296

                              FINANCIAL HIGHLIGHTS

  Selected per share data, total return, ratios and supplemental data throughout each period are as follows:
                                         (Unaudited)
                                         Six months
                                           ended
                                          April 30       Year ended October 31
                                        -----------      ---------------------
                                           1999           1998           1997
  Net asset value -
     Beginning of period                  $ 6.200        $ 7.270       $ 6.890
                                          -------        -------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.346          0.699         0.699
  Net realized and
  unrealized gain (loss)                    0.465         (1.077)        0.383
                                          -------        -------       -------
     Total from Investment Operations       0.811         (0.378)        1.082
                                          -------        -------       -------
  LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income               (0.342)        (0.692)       (0.702)
  From net realized gains                  (0.019)             -             -
                                          -------        -------       -------
     Total Distributions Declared
        to Shareholders                    (0.361)        (0.692)       (0.702)
                                          -------        -------       -------
  Net asset value -
     End of period                        $ 6.650        $ 6.200       $ 7.270
                                          =======        =======       =======

  Market price per share                  $ 6.500        $ 6.812       $ 7.562
                                          =======        =======       =======
  Total return - based on market
    value (a)                              13.27% (b)     (0.74%)       16.97%
                                          =======        =======       =======

  RATIOS TO AVERAGE NET ASSETS
  Operating expenses (c)                    0.88% (d)      0.88%         0.89%
  Interest and amortization of
    deferred debt issuance expenses         2.48% (d)      2.11%         1.96%
  Total expenses                            3.36% (d)      2.99%         2.85%
  Net investment income (c)                10.54% (d)      9.70%         9.63%
  Portfolio turnover                          28% (b)        69%           92%
  Net assets at end
  of period (000)                       $ 133,939      $ 124,480     $ 107,774

  (a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
  (b) Not annualized.
  (c) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share in 1997 only.
  (d) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

  Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                 Year ended October 31
                                           -----------------------------------
                                            1996         1995           1994
  Net asset value -
     Beginning of period                   $ 6.620       $ 6.280       $ 6.920
                                           -------       -------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                      0.699         0.696         0.693
  Net realized and
  unrealized gain (loss)                     0.258         0.340        (0.587)
                                           -------       -------       -------
     Total from Investment
        Operations                           0.957         1.036         0.106
                                           -------       -------       -------
  LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                (0.687)       (0.696)       (0.746)
                                           -------       -------       -------
  Net asset value -
     End of period                         $ 6.890       $ 6.620       $ 6.280
                                           =======       =======       =======
  Market price per share                   $ 7.125       $ 6.875       $ 5.750
                                           =======       =======       =======
  Total return - based on market
   value (a)                                14.62%        33.00%         (2.80)%
                                           =======       =======       =======
  RATIOS TO AVERAGE NET ASSETS
  Operating expenses (b)                     0.98%         0.95%         0.97%
  Interest and amortization of
    deferred debt issuance expenses          2.07%         1.94%         1.91%
  Total expenses                             3.05%         2.89%         2.88%
  Net investment income (b)                 10.11%        10.76%        10.40%
  Portfolio turnover                           92%           92%          160%
  Net assets at end
  of period (000)                          $99,925       $93,984       $87,519

  (a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
  (b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

  -----------------------------------------------------------------------------
  SENIOR SECURITIES OF COLONIAL INTERMEDIATE HIGH INCOME FUND: (UNAUDITED)

                                                    Involuntary
                          Total         Asset       liquidating     Approximate
                          amount       coverage     preference      market value
         Year       outstanding       per share      per unit         per unit
         ----       -----------       ---------      --------         --------
         1999       $47,300,000          283%           NA               100
         1998       $47,300,000          263%           NA               100
         1997       $27,400,000          393%           NA               100
         1996       $27,400,000          365%           NA               100
         1995       $27,400,000          343%           NA               100
         1994       $27,400,000          319%           NA               100

                           DIVIDEND REINVESTMENT PLAN
As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to First Data Investor Services Group, Inc., the Plan agent, by mail at P.O. Box 8030, Boston, MA 02266-8030 or by phone at 1-800-331-1710.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Intermediate High Income Fund is:
First Data Investor Services Group, Inc.
P.O. Box 8030
Boston, MA 02266-8030
1-800-331-1710


Colonial Intermediate High Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)



                                                   IH-03/152H-0499 (6/99) 99/711